FEDERATED INSTITUTIONAL TRUST
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

December 31, 2009

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:              RE:           FEDERATED INSTITUTIONAL TRUST (the “Trust”)
Federated Institutional High Yield Bond Fund
Institutional Shares
1933 Act File No. 33-54445
1940 Act File No. 811-7193

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated December 31, 2009, that would have been filed under Rule 497(c), do not differ from the forms of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Trust.  This Registration Statement was electronically filed under 485(b) as Post-Effective amendment No. 41 on December 30, 2009.

If you have any questions regarding this certification, please contact me at (412) 288-7421.

Very truly yours,

/s/ Andrew P. Cross
Andrew P. Cross
Assistant Secretary